PLEDGE OF ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PLEDGE OF ASSETS
Property, plant and equipment (Note 7)	¥ 4,967,190	¥ 5,680,508
Right of Use Assets Pledged as Security	241,287	234,369
Intangible assets (Note 6)	1,352,618	1,399,972
Trade and notes receivables (Note 14)	289,110	1,982,986
Assets pledged as security	6,850,205	9,297,835
Current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	1,402,000	1,525,000
Non-current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	¥ 6,390,000	¥ 7,959,000